Trade and other receivables (Details 4) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Credit Loss On Index Tranches On Age Of Portfolio [Line Items]
Total carrying amount	$ 517,490,494	$ 672,389,766
Impairment Provision	$ (5,792,821)	$ (6,059,201)
Up to date [Member]
Disclosure of Credit Loss On Index Tranches On Age Of Portfolio [Line Items]
Credit loss rate	0.13%	0.10%
Total carrying amount	$ 283,828,534	$ 296,424,428
Impairment Provision	$ (745,303)	$ (148,214)
0 a 3 months [Member]
Disclosure of Credit Loss On Index Tranches On Age Of Portfolio [Line Items]
Credit loss rate	4.76%	4.30%
Total carrying amount	$ 15,927,492	$ 22,044,935
Impairment Provision	$ (664,608)	$ (542,195)
3 a 6 months [Member]
Disclosure of Credit Loss On Index Tranches On Age Of Portfolio [Line Items]
Credit loss rate	36.48%	32.60%
Total carrying amount	$ 1,072,471	$ 2,613,051
Impairment Provision	$ (344,670)	$ (600,433)
6 a 12 months [Member]
Disclosure of Credit Loss On Index Tranches On Age Of Portfolio [Line Items]
Credit loss rate	100.00%	100.00%
Total carrying amount	$ 1,482,431	$ 1,950,716
Impairment Provision	$ (877,811)	$ (1,407,848)
More than 12 months [Member]
Disclosure of Credit Loss On Index Tranches On Age Of Portfolio [Line Items]
Credit loss rate	100.00%	100.00%
Total carrying amount	$ 3,495,833	$ 3,728,410
Impairment Provision	(3,160,429)	(3,360,511)
Total Carrying Amount [Member]
Disclosure of Credit Loss On Index Tranches On Age Of Portfolio [Line Items]
Total carrying amount	$ 305,806,761	$ 326,761,540